Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	Tributary Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000932381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Short-Intermediate Bond Fund (Prospectus Summary) | Short-Intermediate Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSIX
Short-Intermediate Bond Fund (Prospectus Summary) | Short-Intermediate Bond Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSPX
Income Fund (Prospectus Summary) | Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOINX
Income Fund (Prospectus Summary) | Income Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOIPX
Balanced Fund (Prospectus Summary) | Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBAX
Balanced Fund (Prospectus Summary) | Balanced Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOBPX
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOEQX
Core Equity Fund (Prospectus Summary) | Core Equity Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOEPX
Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOLCX
Large Cap Growth Fund (Prospectus Summary) | Large Cap Growth Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOLPX
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGRX
Growth Opportunities Fund (Prospectus Summary) | Growth Opportunities Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGPX
Small Company Fund (Prospectus Summary) | Small Company Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSCX
Small Company Fund (Prospectus Summary) | Small Company Fund | Institutional Plus Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOSBX